Pay vs Performance Disclosure - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The disclosures set forth under this “Pay Versus Performance” headline are provided as required by Item 402(v) of Regulation S-K. We are providing the following information about the relationship between compensation “actually paid” (“CAP”) to our PEOs (Thomas Degnan for January 2020 through September 2020, identified as “PEO 1,” John T. McGrath for September 2020 through March 2021, identified as “PEO 2” and Michael J. King from March 2021 to the present, identified as “PEO 3”) and our other non-PEO NEOs, and certain financial performance of the Company. For a better understanding of the way the Committee evaluates and sets executive compensation, please refer to the CD&A. We refer to the Summary Compensation Table as the SCT.

(all amounts in $)									Value of Initial Fixed $100 Investment Based On:			(in millions)
Year	SCT Total for PEO 1	SCT Total for PEO 2	SCT Total for PEO 3	CAP of PEO 1 (1)	CAP of PEO 2 (1)	CAP of PEO 3 (1)	Avg. SCT Total for Non-PEO NEOs (2)	Avg. CAP of Non-PEO NEOs (1)	TSR (3)	Peer Group TSR (3)	Former Peer Group TSR (4)	Net Income (Loss) (5)	Adjusted EBITDA (6)
2023	N/A	N/A	10,681,537	N/A	N/A	20,126,139	2,868,402	4,767,703	122.59	120.57	142.35	(220)	840
2022	N/A	N/A	10,561,028	N/A	N/A	15,164,325	3,036,022	3,482,606	96.96	112.03	133.73	320	785
2021	N/A	6,127,973	6,504,291	N/A	6,326,513	4,240,006	2,554,641	1,988,366	104.18	136.29	145.28	25	531
2020	2,795,784	8,699,814	N/A	2,795,784	7,989,973	N/A	2,859,434	2,830,596	144.89	122.83	124.95	(25)	615

(1)	Derived by adjusting the applicable executive’s SCT compensation as shown in the table below computed in accordance with FASB ASC 718 as of the end of the respective year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. Amounts shown for non-PEO NEOs are presented on an averaged basis. The dollar amounts reported in these columns do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year.

Year	(all amounts in $)
	Category	SCT Total	Deduct Change in Pension Value	Deduct SCT Equity Awards	Add Year-End Value of Unvested Awards Granted in Applicable Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Awards Granted in Prior Years	Deduct Value of Forfeited Awards	Compensation Actually Paid
2023	PEO 3	10,681,537	—	(6,445,003)	13,497,097	2,269,212	123,296	—	20,126,139
	Other NEOs	2,868,402	(152)	(1,265,189)	2,649,553	436,826	78,264	—	4,767,703
2022	PEO 3	10,561,028	—	(6,104,568)	11,137,242	(207,157)	(222,220)	—	15,164,325
	Other NEOs	3,036,022	(66)	(1,165,383)	1,761,118	(28,917)	(74,773)	(45,394)	3,482,606
2021	PEO 2	6,127,973	(63,656)	—	1,042,195	—	(779,999)	—	6,326,513
	PEO 3	6,504,291	—	(5,050,217)	2,785,932	—	—	—	4,240,006
	Other NEOs	2,554,641	(65)	(902,052)	501,844	(99,933)	(66,069)	—	1,988,366
2020	PEO 1	2,795,784	—	—	—	—	—	—	2,795,784
	PEO 2	8,699,814	(101,267)	(3,200,000)*	2,591,426	—	—	—	7,989,973
	Other NEOs	2,859,434	(82)	(651,266)**	622,510	—	—	—	2,830,596

* Includes a $2,000,000 award reported under the “Stock” column and a $1,200,000 award reported under the “Non-Equity Incentive Plan Compensation” column (representing an RSU award granted to Mr. McGrath in March 2021 in partial satisfaction of his 2020 short-term incentive plan payment, as described in our 2020 Summary Compensation Table).

** Includes an average $480,438 award reported under the “Stock” column and an average $170,829 award reported under the “Non-Equity Incentive Plan Compensation” column (representing an RSU award granted to certain non-PEO NEOs in March 2021 in partial satisfaction of their respective 2020 short-term incentive plan payments, as described in our 2020 Summary Compensation Table).

(2)	For 2023, the non-PEO NEOs are Jonathan H. Baksht, Timothy A. Levenda, Chandra J. Mitchell and Eric A. Wulf. For 2022, the non-PEO NEOs are Michael J. Ragen, Douglas E. Owenby and Messrs. Baksht, Levenda and Wulf. For 2021, the non-PEO NEOs are John P. Rooney and Messrs. Ragen, Owenby, Levenda and Wulf. For 2020, the non-PEO NEOs are Messrs. Ragen, Rooney, Levenda and Wulf.

(3)	TSR is cumulative, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for which total shareholder return is presented in this column is the Dow Jones U.S. Containers & Packaging Index, which the Company used for purposes of its Performance Graph included in its Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. Because this is a different peer group from the peer group used by the Company during the immediately preceding fiscal year, we also compare our cumulative total shareholder return with the peer group used in the immediately preceding fiscal year, which we refer to as the “Former Peer Group.” We elected to replace presentation of the Former Peer Group with the Dow Jones U.S. Containers and Packaging Index, an index-based comparator, because we believe that index is reflective of the markets in which we operate.

(4)	TSR is cumulative, calculated in accordance with Item 201(e) of Regulation S-K. The Former Peer Group presented in this column is the peer group the Committee used for the applicable year in evaluating and setting executive compensation. For 2020 and 2021, this peer group is comprised of AptarGroup, Inc., Avery Dennison Corporation, Berry Global Group, Inc., Clearwater Paper Corporation, Crown Holdings, Inc., Graphic Packaging Holding Company, Greif, Inc., P.H. Glatfelter Company, Packaging Corporation of America, Sealed Air Corporation, Silgan Holdings Inc., Sonoco Products Company, Tupperware Brands Corporation and Verso Corporation. For 2022 and 2023, O-I Glass, Inc. and Resolute Forest Products Inc. were included as well and Verso Corporation, which was acquired in the first quarter of 2022, was not included.

(5)	Reflects “Net Income (Loss)” for each applicable year as set forth in our Consolidated Statements of Income (Loss) included in our Annual Report on Form 10-K for each of the applicable years.

(6)	Reflects Adjusted EBITDA from continuing operations, as defined in Annex A.

Company Selected Measure Name					Adjusted EBITDA
Named Executive Officers, Footnote

The disclosures set forth under this “Pay Versus Performance” headline are provided as required by Item 402(v) of Regulation S-K. We are providing the following information about the relationship between compensation “actually paid” (“CAP”) to our PEOs (Thomas Degnan for January 2020 through September 2020, identified as “PEO 1,” John T. McGrath for September 2020 through March 2021, identified as “PEO 2” and Michael J. King from March 2021 to the present, identified as “PEO 3”) and our other non-PEO NEOs, and certain financial performance of the Company. For a better understanding of the way the Committee evaluates and sets executive compensation, please refer to the CD&A. We refer to the Summary Compensation Table as the SCT.

(2)	For 2023, the non-PEO NEOs are Jonathan H. Baksht, Timothy A. Levenda, Chandra J. Mitchell and Eric A. Wulf. For 2022, the non-PEO NEOs are Michael J. Ragen, Douglas E. Owenby and Messrs. Baksht, Levenda and Wulf. For 2021, the non-PEO NEOs are John P. Rooney and Messrs. Ragen, Owenby, Levenda and Wulf. For 2020, the non-PEO NEOs are Messrs. Ragen, Rooney, Levenda and Wulf.

Peer Group Issuers, Footnote
(3)	TSR is cumulative, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for which total shareholder return is presented in this column is the Dow Jones U.S. Containers & Packaging Index, which the Company used for purposes of its Performance Graph included in its Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. Because this is a different peer group from the peer group used by the Company during the immediately preceding fiscal year, we also compare our cumulative total shareholder return with the peer group used in the immediately preceding fiscal year, which we refer to as the “Former Peer Group.” We elected to replace presentation of the Former Peer Group with the Dow Jones U.S. Containers and Packaging Index, an index-based comparator, because we believe that index is reflective of the markets in which we operate.

(4)	TSR is cumulative, calculated in accordance with Item 201(e) of Regulation S-K. The Former Peer Group presented in this column is the peer group the Committee used for the applicable year in evaluating and setting executive compensation. For 2020 and 2021, this peer group is comprised of AptarGroup, Inc., Avery Dennison Corporation, Berry Global Group, Inc., Clearwater Paper Corporation, Crown Holdings, Inc., Graphic Packaging Holding Company, Greif, Inc., P.H. Glatfelter Company, Packaging Corporation of America, Sealed Air Corporation, Silgan Holdings Inc., Sonoco Products Company, Tupperware Brands Corporation and Verso Corporation. For 2022 and 2023, O-I Glass, Inc. and Resolute Forest Products Inc. were included as well and Verso Corporation, which was acquired in the first quarter of 2022, was not included.

Changed Peer Group, Footnote
(3)	TSR is cumulative, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for which total shareholder return is presented in this column is the Dow Jones U.S. Containers & Packaging Index, which the Company used for purposes of its Performance Graph included in its Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. Because this is a different peer group from the peer group used by the Company during the immediately preceding fiscal year, we also compare our cumulative total shareholder return with the peer group used in the immediately preceding fiscal year, which we refer to as the “Former Peer Group.” We elected to replace presentation of the Former Peer Group with the Dow Jones U.S. Containers and Packaging Index, an index-based comparator, because we believe that index is reflective of the markets in which we operate.

(4)	TSR is cumulative, calculated in accordance with Item 201(e) of Regulation S-K. The Former Peer Group presented in this column is the peer group the Committee used for the applicable year in evaluating and setting executive compensation. For 2020 and 2021, this peer group is comprised of AptarGroup, Inc., Avery Dennison Corporation, Berry Global Group, Inc., Clearwater Paper Corporation, Crown Holdings, Inc., Graphic Packaging Holding Company, Greif, Inc., P.H. Glatfelter Company, Packaging Corporation of America, Sealed Air Corporation, Silgan Holdings Inc., Sonoco Products Company, Tupperware Brands Corporation and Verso Corporation. For 2022 and 2023, O-I Glass, Inc. and Resolute Forest Products Inc. were included as well and Verso Corporation, which was acquired in the first quarter of 2022, was not included.

Adjustment To PEO Compensation, Footnote
(1)	Derived by adjusting the applicable executive’s SCT compensation as shown in the table below computed in accordance with FASB ASC 718 as of the end of the respective year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. Amounts shown for non-PEO NEOs are presented on an averaged basis. The dollar amounts reported in these columns do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year.

Year	(all amounts in $)
	Category	SCT Total	Deduct Change in Pension Value	Deduct SCT Equity Awards	Add Year-End Value of Unvested Awards Granted in Applicable Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Awards Granted in Prior Years	Deduct Value of Forfeited Awards	Compensation Actually Paid
2023	PEO 3	10,681,537	—	(6,445,003)	13,497,097	2,269,212	123,296	—	20,126,139
	Other NEOs	2,868,402	(152)	(1,265,189)	2,649,553	436,826	78,264	—	4,767,703
2022	PEO 3	10,561,028	—	(6,104,568)	11,137,242	(207,157)	(222,220)	—	15,164,325
	Other NEOs	3,036,022	(66)	(1,165,383)	1,761,118	(28,917)	(74,773)	(45,394)	3,482,606
2021	PEO 2	6,127,973	(63,656)	—	1,042,195	—	(779,999)	—	6,326,513
	PEO 3	6,504,291	—	(5,050,217)	2,785,932	—	—	—	4,240,006
	Other NEOs	2,554,641	(65)	(902,052)	501,844	(99,933)	(66,069)	—	1,988,366
2020	PEO 1	2,795,784	—	—	—	—	—	—	2,795,784
	PEO 2	8,699,814	(101,267)	(3,200,000)*	2,591,426	—	—	—	7,989,973
	Other NEOs	2,859,434	(82)	(651,266)**	622,510	—	—	—	2,830,596

* Includes a $2,000,000 award reported under the “Stock” column and a $1,200,000 award reported under the “Non-Equity Incentive Plan Compensation” column (representing an RSU award granted to Mr. McGrath in March 2021 in partial satisfaction of his 2020 short-term incentive plan payment, as described in our 2020 Summary Compensation Table).

** Includes an average $480,438 award reported under the “Stock” column and an average $170,829 award reported under the “Non-Equity Incentive Plan Compensation” column (representing an RSU award granted to certain non-PEO NEOs in March 2021 in partial satisfaction of their respective 2020 short-term incentive plan payments, as described in our 2020 Summary Compensation Table).

Non-PEO NEO Average Total Compensation Amount					$ 2,868,402	$ 3,036,022	$ 2,554,641	$ 2,859,434
Non-PEO NEO Average Compensation Actually Paid Amount					$ 4,767,703	3,482,606	1,988,366	2,830,596
Adjustment to Non-PEO NEO Compensation Footnote
(1)	Derived by adjusting the applicable executive’s SCT compensation as shown in the table below computed in accordance with FASB ASC 718 as of the end of the respective year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. Amounts shown for non-PEO NEOs are presented on an averaged basis. The dollar amounts reported in these columns do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year.

Year	(all amounts in $)
	Category	SCT Total	Deduct Change in Pension Value	Deduct SCT Equity Awards	Add Year-End Value of Unvested Awards Granted in Applicable Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Awards Granted in Prior Years	Deduct Value of Forfeited Awards	Compensation Actually Paid
2023	PEO 3	10,681,537	—	(6,445,003)	13,497,097	2,269,212	123,296	—	20,126,139
	Other NEOs	2,868,402	(152)	(1,265,189)	2,649,553	436,826	78,264	—	4,767,703
2022	PEO 3	10,561,028	—	(6,104,568)	11,137,242	(207,157)	(222,220)	—	15,164,325
	Other NEOs	3,036,022	(66)	(1,165,383)	1,761,118	(28,917)	(74,773)	(45,394)	3,482,606
2021	PEO 2	6,127,973	(63,656)	—	1,042,195	—	(779,999)	—	6,326,513
	PEO 3	6,504,291	—	(5,050,217)	2,785,932	—	—	—	4,240,006
	Other NEOs	2,554,641	(65)	(902,052)	501,844	(99,933)	(66,069)	—	1,988,366
2020	PEO 1	2,795,784	—	—	—	—	—	—	2,795,784
	PEO 2	8,699,814	(101,267)	(3,200,000)*	2,591,426	—	—	—	7,989,973
	Other NEOs	2,859,434	(82)	(651,266)**	622,510	—	—	—	2,830,596

* Includes a $2,000,000 award reported under the “Stock” column and a $1,200,000 award reported under the “Non-Equity Incentive Plan Compensation” column (representing an RSU award granted to Mr. McGrath in March 2021 in partial satisfaction of his 2020 short-term incentive plan payment, as described in our 2020 Summary Compensation Table).

** Includes an average $480,438 award reported under the “Stock” column and an average $170,829 award reported under the “Non-Equity Incentive Plan Compensation” column (representing an RSU award granted to certain non-PEO NEOs in March 2021 in partial satisfaction of their respective 2020 short-term incentive plan payments, as described in our 2020 Summary Compensation Table).

Compensation Actually Paid vs. Total Shareholder Return

Set forth below is a graph showing the relationship between (i) the aggregate CAP of our PEOs and the average of the CAP of our NEOs other than the PEOs, (ii) our cumulative total shareholder return (“TSR”) and (iii) the cumulative TSR of our peer groups, in each case over the past four years (except for TSR metrics, which in the case of 2020 begin with our initial public offering date in September 2020). For purposes of these graphs, the amount reported as CAP of our PEOs during 2020 and 2021 reflects the aggregate of the CAP of both persons serving as PEO during the applicable year.

The peer groups whose information is reflected in this graph are described in footnotes (3) and (4) to the principal Pay Versus Performance table set forth above.

Compensation Actually Paid vs. Net Income

Set forth below is a graph showing the relationship between (i) the CAP of our PEOs and the average of the CAP of our NEOs other than the PEOs and (ii) our net income, in each case over the past three years:

Compensation Actually Paid vs. Company Selected Measure

Set forth below is a graph showing the relationship between (i) the CAP of our PEOs and the average of the CAP of our NEOs other than the PEOs and (ii) our Adjusted EBITDA, which is our Company-Selected Measure, in each case over the past three years:

Total Shareholder Return Vs Peer Group

Set forth below is a graph showing the relationship between (i) the aggregate CAP of our PEOs and the average of the CAP of our NEOs other than the PEOs, (ii) our cumulative total shareholder return (“TSR”) and (iii) the cumulative TSR of our peer groups, in each case over the past four years (except for TSR metrics, which in the case of 2020 begin with our initial public offering date in September 2020). For purposes of these graphs, the amount reported as CAP of our PEOs during 2020 and 2021 reflects the aggregate of the CAP of both persons serving as PEO during the applicable year.

The peer groups whose information is reflected in this graph are described in footnotes (3) and (4) to the principal Pay Versus Performance table set forth above.

Tabular List, Table

Set forth below is a tabular list of the financial performance measures the Committee used to link the CAP of our NEOs in 2023 to our performance. Because fewer than three financial performance measures were used to link the CAP of our NEOs in 2023 to our performance, we list fewer than three measures below pursuant to Item 402(v)(6)(ii) of Regulation S-K.

Adjusted EBITDA
Free Cash Flow

Total Shareholder Return Amount					$ 122.59	96.96	104.18	144.89
Peer Group Total Shareholder Return Amount					120.57	112.03	136.29	122.83
Net Income (Loss)					$ (220,000,000)	$ 320,000,000	$ 25,000,000	$ (25,000,000)
Company Selected Measure Amount					840,000,000	785,000,000	531,000,000	615,000,000
PEO Name	John T. McGrath	John T. McGrath	Michael J. King	Thomas Degnan	Michael J. King	Michael J. King
Former Peer Group Total Shareholder Return Amount					$ 142.35	$ 133.73	$ 145.28	$ 124.95
Measure:: 1
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Non-GAAP Measure Description
(6)	Reflects Adjusted EBITDA from continuing operations, as defined in Annex A.

Measure:: 2
Pay vs Performance Disclosure
Name					Free Cash Flow
Michael J. King [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 10,681,537	10,561,028	6,504,291
PEO Actually Paid Compensation Amount					20,126,139	15,164,325	4,240,006
John T. McGrath [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							6,127,973	8,699,814
PEO Actually Paid Compensation Amount							6,326,513	7,989,973
Thomas Degnan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								2,795,784
PEO Actually Paid Compensation Amount								2,795,784
PEO | Michael J. King [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Michael J. King [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,445,003)	(6,104,568)	(5,050,217)
PEO | Michael J. King [Member] | Year-End Value of Unvested Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					13,497,097	11,137,242	2,785,932
PEO | Michael J. King [Member] | Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,269,212	(207,157)	0
PEO | Michael J. King [Member] | Change in Value of Vested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					123,296	(222,220)	0
PEO | Michael J. King [Member] | Value of Forfeited Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | John T. McGrath [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(63,656)	(101,267)
PEO | John T. McGrath [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	(3,200,000)
PEO | John T. McGrath [Member] | Year-End Value of Unvested Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,042,195	2,591,426
PEO | John T. McGrath [Member] | Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0
PEO | John T. McGrath [Member] | Change in Value of Vested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(779,999)	0
PEO | John T. McGrath [Member] | Value of Forfeited Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0
PEO | John T. McGrath [Member] | Stock Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(2,000,000)
PEO | John T. McGrath [Member] | Non-Equity Incentive Plan Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(1,200,000)
PEO | Thomas Degnan [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
PEO | Thomas Degnan [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
PEO | Thomas Degnan [Member] | Year-End Value of Unvested Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
PEO | Thomas Degnan [Member] | Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
PEO | Thomas Degnan [Member] | Change in Value of Vested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
PEO | Thomas Degnan [Member] | Value of Forfeited Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(152)	(66)	(65)	(82)
Non-PEO NEO | SCT Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,265,189)	(1,165,383)	(902,052)	(651,266)
Non-PEO NEO | Year-End Value of Unvested Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,649,553	1,761,118	501,844	622,510
Non-PEO NEO | Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					436,826	(28,917)	(99,933)	0
Non-PEO NEO | Change in Value of Vested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					78,264	(74,773)	(66,069)	0
Non-PEO NEO | Value of Forfeited Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ (45,394)	$ 0	0
Non-PEO NEO | Stock Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(480,438)
Non-PEO NEO | Non-Equity Incentive Plan Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								$ (170,829)